UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
			         WASHINGTON, D.C. 20549

							FORM 13F
                    FORM 13F COVER PAGE
          REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 06/30/1999 Check here if Amendment [x]; Amendment Number:2
This Amendment (Check only one.): [x] is a restatment.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name: STRATEGIC INVESTMENT MANAGEMENT
Address: 1001 19th Street, North, 16th Floor
          Arlington, VA 22209-1722

13F File Number: 28-2437

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, scedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name: Lourdes Lopez-Isa
Title: General Counsel
Phone #: (703) 243-4433
Signature, Place, and Date of Signing:
Lourdes Lopez-Isa                Arlington, Virginia      12/06/1999

Report Type (Check only one.)
[ ]      13F HOLDING REPORT
[ ]      13F NOTICE
[X]      13F COMBINATION REPORT

List of other Managers Reporting for this manager:
No.   13F File#	          Name
 1                        Alex. Brown Kleinwort Benson Realty Advisors
 2                        American Express Asset Management
 3                        CRA Real Estate Securities
 4                        Dietche & Field
 5                        First Quadrant Corp.
 6                        Franklin Portfolio Associates
 7                        Grantham, Mayo, van Otterloo & Co.
 8                        Heitman/PRA Securities
 9                        John A. Levin Company
10                        Loomis, Sayles and Co.
11                        Numeric Investors, L.P.
12                        The Northern Trust Co.
13                        Rosenberg Equity Management
14                        Twin Capital Management
15                        Brown Brothers

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

FORM 13F Information Table Entry Total:                10
FORM 13F Information Table Value Total:                             3,634,994.36

List of other Included Managers:
No.    13F File #         Name

  1                       Bee & Associates
  2                       Polaris Capital Management Inc.
  3                       Vanguard
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                                        FORM 13F INFORMATION TABLE
                              TITLE                                   SHARES OR           INVEST DISCRETION  MANAGE VOTING AUTHORITY
                              OF                   FAIR MARKET        PRINCIPAL              IN INSTR. V     SEE        (SHARES)
NAME OF ISSUER                CLASS   CUSIP        VALUE              AMOUNT              SOLE  SHARED OTHER INST.V SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Saville                       ADR     805174109            543,750.00            37,500.00 X                   1                 X
Orbotech                      COM     M75253100            443,062.50             8,500.00 X                   1                 X
Technomatrix                  COM     M8743P105            568,750.00            32,500.00 X                   1                 X
Repsol                        ADR     76026T205            280,305.60            13,800.00 X                   2                 X
New Germany Fund              COM     644465106            635,419.69            52,137.00 X                   3                 X
Jardine Fleming India         COM     471112102            168,000.00            24,000.00 X                   3                 X
The India Fund                COM     454089103            238,500.00            24,000.00 X                   3                 X
The Mexico Fund               COM     592835102            294,572.19            17,015.00 X                   3                 X
S&P 500 Deposit Receipts      UNIT    78462F103            410,859.38             3,000.00 X                   3                 X
Compania Anonima Nacionl      ADR     204421101             51,775.00             1,900.00 X                   3                 X
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